Note 2 - Significant Accounting Policies (Details Textual)		12 Months Ended
	Apr. 01, 2014 $ / item	Dec. 31, 2018
Number of Reportable Segments		1
Vessels [Member]
Salvage Value Per Lightweight Ton	300
Property, Plant and Equipment, Useful Life	25 years